Fair Value Measurements - Preferred Stock Warrant Liability (Details) $ / shares in Units, $ in Millions	Dec. 31, 2016 USD ($) $ / shares shares
Fair Value Measurements
Warrants to purchase shares of convertible preferred stock | shares	342,011
Exercise price | $ / shares	$ 7.3097
Warrants liability at fair value | $	$ 0.8